Note 6 - Income Taxes	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
6–
INCOME TAXES

The provision for income taxes consists of an amount for taxes currently payable and a provision for tax consequences deferred to future periods. Deferred income taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Tax Reform Act was enacted
December 22, 2017.
Effective
January 1, 2018
the Tax Reform Act reduced corporate income tax rates from
34%
to
21%.
Other changes effect operating loss carry-forwards and carrybacks, as well as a repeal of the corporate alternative minimum tax. As a result of the Tax Reform Act, deferred tax assets and liabilities will be re-measured to account for the lower tax rates.

There was
no
income tax impact from the re-measurement due to the
100%
valuation allowance on the Company’s deferred tax assets. There is no
federal or state income tax provision in the accompanying statements of operations due to the cumulative operating losses incurred and
100%
valuation allowance for the deferred tax assets.

During
September 2013,
the Company experienced an "ownership change" as defined in Section
382
of the Internal Revenue Code which could potentially limit the ability to utilize the Company’s net operating losses (NOLs). The Company may
have experienced additional “ownership change(s)” since
September 2013,
but a formal study has
not
yet been performed. The general limitation rules allow the Company to utilize its NOLs subject to an annual limitation that is determined by multiplying the federal long-term tax-exempt rate by the Company’s value immediately before the ownership change.

At
December 31, 2016,
the Company had approximately
$30.9
million of gross NOLs to reduce future federal taxable income, the majority of which are expected to be available for use in
2017,
subject to the Section
382
limitation described above. The federal NOLs will expire beginning in
2022
if unused. The Company also had approximately
$13.0
million of gross NOLs to reduce future state taxable income at
December 31, 2016,
which will expire in years
2022
through
2037
if unused. The Company's net deferred tax assets, which include the NOLs, are subject to a full valuation allowance. At
December 31, 2016,
the federal and state valuation allowances were
$10.7
million and
$0.2
million, respectively.

At
December 31, 2017,
the Company had approximately
$34.5
million of gross NOLs to reduce future federal taxable income, the majority of which are expected to be available for use in
2018,
subject to the Section
382
limitation described above. The federal NOLs will expire beginning in
2022
if unused. The Company also had approximately
$12.2
million of gross NOLs to reduce future state taxable income at
December 31, 2017,
which will expire in years
2022
through
2037
if unused. The Company's net deferred tax assets, which include the NOLs, are subject to a full valuation allowance. At
December 31, 2017,
the federal and state valuation allowances were
$7.4
million and
$0.2
million, respectively. The reduction in net deferred tax assets and corresponding valuation allowance from the prior period is a result of re measuring the Company’s deferred tax assets and liabilities at the new lower enacted rate.

The valuation allowance has been recorded due to the uncertainty of realization of the benefits associated with the net operating losses. Future events and changes in circumstances could cause this valuation allowance to change.

The components of deferred income taxes at
December 31, 2017
and
December 31, 2016
are as follows:

	December 31, 2017	December 31, 2016

Deferred Tax Asset:
Net Operating Loss	$7,393,100	$10,755,000
Other	215,843	189,000
Total Deferred Tax Asset	7,608,943	10,944,000
Less Valuation Allowance	7,608,943	10,944,000
Net Deferred Income Taxes	$—	$—